Employee benefit expenses	12 Months Ended
Dec. 31, 2025
Disclosure of employee benefit expenses [Abstract]
Employee benefit expenses
Note 8 – Employee benefit expenses

Key management personnel compensation
Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, including the directors of the company and other senior officers.

Key management personnel expenses comprise:

	Year ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3	2 0 2 5
	NIS	NIS	NIS	US Dollars

Salary and management fees	5,312	6,286	6,021	1,665
Bonus	5,356	3,259	2,661	1,679
Share based payment expense	1,509	249	536	473
Directors' remuneration	245	215	228	77
	12,422	10,009	9,446	3,894